Convertible bonds (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2021	Jun. 19, 2019
Convertible bonds
Purchased call option	$ 77,000
Initial conversion price	$ 127.9
Retained earnings	$ 2,796,745	$ 2,947,160
Settlement of capped call options	$ 0	7,775	$ 0
Adjustment
Convertible bonds
Retained earnings				$ 86,700
ADS
Convertible bonds
Initial conversion price	$ 95.9
Number of shares agreed to sell	10.4
Convertible
Convertible bonds
Aggregate principle amount					$ 1,000
2025 Convertible Senior Notes
Convertible bonds
Aggregate principle amount					$ 500,000
Interest rate (as a percent)					0.75%
Proceeds from convertible debt	$ 491,000
Debt issuance costs	9,000
Amortization of debt issuance costs	7,000
Amount allocated as deduction to the equity component	2,000
Repayment of convertible bonds		432,000
2026 Convertible Senior Notes
Convertible bonds
Aggregate principle amount					$ 500,000
Interest rate (as a percent)					1.375%
Proceeds from convertible debt	491,000
Debt issuance costs	9,000
Amortization of debt issuance costs	6,000
Amount allocated as deduction to the equity component	3,000
Repayment of convertible bonds	$ 406,000
Notes due 2025 and 2026
Convertible bonds
Initial conversion rate					$ 10.4271
Initial conversion price					$ 95.9
Repurchase price of the principal amount, percentage	100.00%
Interest expense	$ 435	$ 1,583